Events after the Reporting Period	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Disclosure of events after reporting period [text block]
41. Events after the reporting period

(a)	Pursuant to the resolution of the Board of Directors on February 5, 2025, the controlling company decided to pay cash dividends of ￦ 2,500 per common share (total dividend: ￦ 189.1 billion).

(b)	POSCO CNGR Nickel Solution, a subsidiary, decided to proceed with the dissolution and liquidation process pursuant to the resolution of the shareholders’ meeting on February 11, 2025.

(c)	On February 17, 2025, the controlling company reported the issuance of unsecured senior dollar bonds (Global Bonds) to the Ministry of Economy and Finance. The planned issuance amount is

$700 million, with the nominal rate to be determined at the market rate at the time of issuance. The expected maturity is
5
to 10 years. These securities are scheduled to be issued after the execution of the issuance agreement and pricing in April 2025.

(d)
Pursuant to the resolution of the Board of Directors on February 19, the controlling company
decided to retire 1,691,425 treasury shares previously acquired (scheduled retirement amount:
￦
420.3 billion). The scheduled retirement date is March 31, 2025.

(e)
Starting in 2025, the
controlling company
applied for the consolidated tax filing system under the Corporate Tax Act, whereby the Company and domestic subsidiaries are treated as a single tax entity, with income being aggregated for corporate tax purposes. This application was approved by the National Tax Service in February 2025.

(f)	On January 14, 2025 , POSCO, a subsidiary, issued unsecured bonds. Details of issuance are as follows:

(in millions of Won)	314-1		314-2	314-3	314-4
Issuance amount	￦	110,000	590,000	200,000	100,000
Annual interest rate		2.889%	3.078%	3.124%	3.184%
Maturity date		2027-01-14	2028-01-14	2030-01-14	2032-01-14

(g)
In February 2025, the U.S. government announced an executive order imposing a 25% tariff on all steel and aluminum products, which will take effect on March 12, 2025. This announcement causes uncertainty in the estimation of the consolidated financial statements, and the
Company
is currently reviewing the related impact.